Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Accrued Expenses [Abstract]
Schedule of accrued liabilities

	March 31, 2016	September 30, 2015
Compensation	$3,137,855	$2,321,508
Research and development	1,679,473	951,759
Interest payable	682,538	806,475
Deferred offering costs	450,648	657,892
Professional fees	280,333	594,572
Director fees	-	414,421
Other accrued expenses	173,124	178,021
	$6,403,971	$5,924,648

	September 30,
	2014	2015
Compensation	$1,907,684	$2,321,508
Research and development	170,513	951,759
Interest payable	106,940	806,475
Deferred offering costs	—	657,892
Professional fees	131,668	594,572
Director fees	239,420	414,421
Other accrued expenses	4,054	178,021
	$2,560,279	$5,924,648